Restructuring and related expenses	12 Months Ended
Dec. 31, 2022
Restructuring and related expenses
Restructuring and related expenses
—
Note 22
Restructuring and related expenses
OS program
From December 2018 to December 2020,

the Company executed a
two-year

restructuring program with

the
objective of simplifying its business

model and structure through the implementation

of a new organizational
structure driven by its businesses. The

program resulted in the elimination

of the country and regional
structures within the previous matrix

organization, including

the elimination of the three regional

Executive
Committee roles. The operating businesses

are now responsible

for both their customer-facing activities

and
business support functions, while

the remaining Group-level corporate

activities primarily focus on Group
strategy, portfolio and performance management and capital

allocation.
As of December 31, 2020, the Company

has incurred substantially

all costs related to the OS program.
Liabilities associated with the

OS program are included primarily

in Other provisions. The following

table
shows the activity from the beginning

of the program to December 31, 2022:
Contract
settlement,
Employee loss order
($ in millions) severance costs

and other costs
Total
Liability at January 1, 2018 — — —
Expenses

65 — 65
Liability at December

31, 2018
65 — 65
Expenses

111 1 112
Cash payments

(44) (1) (45)
Change in estimates (30) — (30)
Exchange rate differences

(3) — (3)
Liability at December

31, 2019
99 — 99
Expenses

119 17 136
Cash payments

(91) (15) (106)
Change in estimates (10) — (10)
Exchange rate differences

4 — 4
Liability at December

31, 2020
121 2 123
Expenses, net of change

in estimates
2 2 4
Cash payments

(65) (3) (68)
Exchange rate differences

(6) — (6)
Liability at December

31, 2021
52 1 53
Expenses, net of change

in estimates
(7) 1 (6)
Cash payments

(22) (1) (23)
Exchange rate differences

(3) — (3)
Liability at December

31, 2022
20 1 21
The following table outlines

the costs incurred in 2020 and

the cumulative costs incurred under

the program
per operating segment as well as Corporate

and Other:
-
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 December 31, 2020
Electrification 35 85
Motion

18 25
Process Automation 37 61
Robotics & Discrete Automation 10 18
Corporate and Other

49 114
Total 149 303
The Company recorded the following

expenses, net of change in estimates, under

this program:
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 December 31, 2020
Employee severance

costs
109 255
Estimated contract settlement,

loss order and other

costs
17 18
Inventory and long-lived asset

impairments
23 30
Total 149 303
Restructuring expenses recorded for

this program are included

in the following line items in the Consolidated
Income Statements:
($ in millions) 2020
Total

cost of sales

38
Selling, general and administrative

expenses

37
Non-order related research

and development expenses

Other income (expense),

net

Total 149
Other restructuring-related activities
In addition, during 2022, 2021

and 2020, the Company executed

various other restructuring
‑
related activities
and incurred the following charges,

net of changes in estimates:
($ in millions) 2022 2021 2020
Employee severance

costs

81 101 164
Estimated contract settlement,

loss order and other

costs
209 31 18
Inventory and long-lived asset

impairments

7 24 12
Total 297 156 194
Expenses associated with these activities

are recorded in the following

line items in the Consolidated

Income
Statements:
($ in millions) 2022 2021 2020
Total

cost of sales

24 71 95
Selling, general and administrative

expenses

40 21 50
Non-order related research

and development expenses

2 2 10
Other income (expense),

net

231 62 39
Total 297 156 194
In 2022, the Company completed a plan

(initiated in 2021) to fully exit its

full train retrofit business by
transferring the remaining contracts

to a third party. The Company recorded $

million of restructuring
expenses in connection with this business

exit primarily for contract settlement

costs. Prior to exiting this
business, the business was reported

as part of the Company’s non-core

business activities within Corporate
and Other.
At December 31, 2022 and 2021,

$

million and $

million, respectively, was recorded for other
restructuring-related liabilities

and is primarily included

in “Other provisions”.